Identification and Activities of the Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Identification and Activities of the Company and Subsidiaries [Abstract]
Summary of Progressive Rates Based on the Final Sale Price	Regarding lithium carbonate, the former rate of 6.8% on FOB sales was changed to the following structure of progressive rates based on the final sale price:

Price US$/MT Li2CO3	Lease payment rate
$0 - $4,000	6.80%
$4,000 - $5,000	8.00%
$5,000 - $6,000	10.00%
$6,000 - $7,000	17.00%
$7,000 - $10,000	25.00%
> $10,000	40.00%
Regarding potassium chloride, the former rate of 1.8% on FOB sales was changed to the following structure of progressive rates based on the final sale price:

Price US$/MT Li2CO3	Lease payment rate
$0 - $300	3.0%
$300 - $400	7.0%
$400 - $500	10.0%
$500 - $600	15.0%
> $600	20.0%

Disclosure of information about employees [text block]
As of December 31, 2019, and December 31, 2018, the workforce was as follows:

	As of December 31, 2019			As of December 31, 2018
Employees	S.Q.M S.A.	Other subsidiaries	Total	S.Q.M S.A.	Other subsidiaries	Total
Executives	30	91	121	33	89	122
Professionals	110	1,170	1,280	115	1,078	1,193
Technicians and operators	282	3,481	3,763	260	3,287	3,547
Foreign employees	17	560	577	11	417	428
Overall total	439	5,302	5,741	419	4,871	5,290

Schedule of Shareholders stock and Ownership Percentage [Text Block]	The following information is derived from our registry and reports managed by the DCV and informed to the CMF and the Chilean Stock Exchanges.
whose main shareholders are the following:

Shareholders as of December 31, 2019	No. of Series A	% of Serie A shares	No. of Series B	% of Serie B shares	% of total shares
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	23.77%
Sociedad de Inversiones Pampa Calichera S.A.	44,894,152	31.43%	3,793,154	3.15%	18.50%
The Bank of New York Mellon, ADRs	-	-	38,311,788	31.83%	14.56%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.91%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	-	-	3.34%
Banco Itau via foreign investor accounts	-	-	7,373,216	6.13%	2.80%
Banco de Chile non-resident third party accounts	109	-	6,842,746	5.68%	2.60%
Banco Santander via foreign investor accounts	-	-	6,618,416	5.50%	2.51%
Euroamerica C de B S.A.	3,056	-	4,863,467	4.04%	1.85%
Banchile C de B S.A.	491,729	0.34%	4,285,696	3.56%	1.82%
Inversiones la Esperanza de Chile Limitada	4,147,263	2.90%	46,500	0.04%	1.59%
Santiago stock exchanges	30,590	0.02%	3,077,930	2.56%	1.18%

(1) As reported by DCV, which records the Company's shareholders' register as of December 31, 2019 and December 31, 2018, Inversiones TLC SpA, a subsidiary of Tianqi Lithium Corporation ("Tianqi"), is the direct owner of 62,556,568 shares of SQM equivalent to 23.77% of SQM’s shares'' According to information provided to the CMF by Inversiones TLC SpA dated December 5, 2018, Inversiones TLC SpA owns 25.86% of SQM’s shares

Shareholders as of December 31, 2018	No. of Series A	% of Serie A shares	No. of Series B	% of Serie B shares	% of total shares
Inversiones TLC SpA (1)	62,556,568	43.80%	-	-	23.77%
Sociedad de Inversiones Pampa Calichera S.A.	44,894,152	31.43%	10,093,154	8.38%	20.89%
The Bank of New York Mellon, ADRs	-	-	35,254,267	29.29%	13.39%
Potasios de Chile S.A.	18,179,147	12.73%	-	-	6.91%
Banco de Chile via non-resident third party accounts	15,687	0.01%	10,703,812	8.89%	4.07%
Inversiones Global Mining (Chile) Limitada	8,798,539	6.16%	-	-	3.34%
Banco Itau via foreign investor accounts	-	-	8,085,730	6.72%	3.07%
Banco Santander via foreign investor accounts	-	-	7,138,685	5.93%	2.71%
Banchile C de B S. A.	528,092	0.37%	4,028,611	3.35%	1.73%
Inversiones la Esperanza de Chile Limitada	3,711,598	2.60%	46,500	0.04%	1.43%